CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 2,625	$ 924,856	$ (5,380)	$ (683,029)	$ 239,072
Balance, shares at Dec. 31, 2018	55,176,107
Stock-based compensation of options		1,293			1,293
Exercise of stock options	$ 15	360			375
Exercise of stock options, shares	265,196
Dividend distribution				(24,864)	(24,864)
Net income (loss)				6,229	6,229
Comprehensive income (loss)			1,051		1,051
Balance at Jun. 30, 2019	$ 2,640	926,509	(4,329)	(701,664)	223,156
Balance, shares at Jun. 30, 2019	55,441,303
Balance at Dec. 31, 2019	$ 2,643	927,348	(5,048)	(671,355)	$ 253,588
Balance, shares at Dec. 31, 2019	55,493,258				55,493,258
Stock-based compensation of options		707			$ 707
Exercise of stock options	$ 1	(1)
Exercise of stock options, shares	25,714
Net income (loss)				(15,980)	(15,980)
Comprehensive income (loss)			(1,385)		(1,385)
Balance at Jun. 30, 2020	$ 2,644	$ 928,054	$ (6,433)	$ (687,335)	$ 236,930
Balance, shares at Jun. 30, 2020	55,518,972				55,518,972